Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($)
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
SHARE REPURCHASES AND EXECUTIVE COMPENSATION
We view share repurchases as another way of returning profits to shareholders in addition to regular dividends. We did not engage in any share
repurchase activity in 2024 and therefore there was no resulting impact on 2024 executive compensation. Even if share repurchase activity occurs again, as part of our balanced capital allocation strategy, its impact on executive compensation is minimal and any risk is already sufficiently guarded against by strong existing oversight.
In consultation with our CFO, the Finance and Risk Management Committee oversees our capital structure, including recommending for approval by the Board any share repurchase activity. The priority of our capital allocation is to invest in capital projects to maintain safe operations and also to drive future growth and capacity of the railroad. We annually reinvest in the business, with over half of our capital spend each year dedicated to maintaining safe operations. It is only the surplus cash/liquidity remaining after reinvesting in our operations that we distribute to shareholders. The first method of shareholder distribution is via our regular quarterly dividend. When there is additional cash/liquidity available to shareholders, which again varies depending on the economic environment, we may elect to distribute a portion to shareholders in the form of share repurchases. This blended approach is an important part of our capital allocation strategy, consistent with market practice, and attractive to our shareholders. That said, we do not believe that our share repurchase activity meaningfully impacts our executive compensation outcomes, primarily because one of the metrics that would be aided by such activity, earnings per share, is not a metric that we currently use in our executive compensation program.
As previously noted, the Committee has significant oversight of our executive compensation program, including the authority to exercise negative discretion to reduce the payouts under the applicable incentive award program, including if the Committee determines that executive compensation does not align with our shareholders’ interests, as evidenced when the Committee exercised its negative discretion in early 2024 to reduce annual incentive payments to our former President & CEO and our Executive Vice Presidents to zero.
Accordingly, the Board believes our current governance structure provides appropriate oversight of both capital allocation decisions and executive
compensation, ensuring that share repurchases serve the interests of shareholders while maintaining the integrity of our compensation framework.
Consistent with this practice, during the first quarter of fiscal 2024, the Committee awarded options to our NEOs on January 30, 2024, two full trading days after the Company released earnings and held its quarterly earnings call, which in the Company’ view, included all material nonpublic information for the prior period. As a result, in the Company’s view, the Committee did not grant options during the period beginning four business days before our filing of a periodic report on Form
10-K
or Form
10-Q
or the filing or furnishing of a current report on Form
8-K
that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such report (the “Designated Periods”). Notwithstanding the foregoing, we are providing the following information relating to options awarded to our NEOs on January 30, 2024, which was four business days prior to the date our Form
10-K
was filed in 2024:

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award
Percentage Change in the Closing
Market Price of the Securities
Underlying the Award Between the
Trading Day Ending Immediately Prior to
the Disclosure of Material Nonpublic
Information and the Trading Day
Beginning Immediately Following the
Disclosure of Material Nonpublic
Information

Mark R. George	01/30/2024	8,470	$236.85	$674,636	N/A

Alan H. Shaw	01/30/2024	31,390	$236.85	$2,500,214	N/A

Jason A. Zampi	01/30/2024	N/A	N/A	N/A	N/A

Claude E. Elkins	01/30/2024	6,280	$236.85	$500,202	N/A

Paul B. Duncan	01/30/2024	7,530	$236.85	$599,765	N/A

Awards Close in Time to MNPI Disclosures, Table	we are providing the following information relating to options awarded to our NEOs on January 30, 2024, which was four business days prior to the date our Form
10-K
was filed in 2024:

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award
Percentage Change in the Closing
Market Price of the Securities
Underlying the Award Between the
Trading Day Ending Immediately Prior to
the Disclosure of Material Nonpublic
Information and the Trading Day
Beginning Immediately Following the
Disclosure of Material Nonpublic
Information

Mark R. George	01/30/2024	8,470	$236.85	$674,636	N/A

Alan H. Shaw	01/30/2024	31,390	$236.85	$2,500,214	N/A

Jason A. Zampi	01/30/2024	N/A	N/A	N/A	N/A

Claude E. Elkins	01/30/2024	6,280	$236.85	$500,202	N/A

Paul B. Duncan	01/30/2024	7,530	$236.85	$599,765	N/A

Mark R. George [Member]
Awards Close in Time to MNPI Disclosures
Name	Mark R. George
Number of Securities Underlying the Award	$ 8,470
Exercise Price of the Award	236.85
Grant Date Fair Value of the Award	$ 674,636
Alan H. Shaw [Member]
Awards Close in Time to MNPI Disclosures
Name	Alan H. Shaw
Number of Securities Underlying the Award	$ 31,390
Exercise Price of the Award	236.85
Grant Date Fair Value of the Award	$ 2,500,214
Jason A. Zampi [Member]
Awards Close in Time to MNPI Disclosures
Name	Jason A. Zampi
Claude E. Elkins [Member]
Awards Close in Time to MNPI Disclosures
Name	Claude E. Elkins
Number of Securities Underlying the Award	$ 6,280
Exercise Price of the Award	236.85
Grant Date Fair Value of the Award	$ 500,202
Paul B. Duncan [Member]
Awards Close in Time to MNPI Disclosures
Name	Paul B. Duncan
Number of Securities Underlying the Award	$ 7,530
Exercise Price of the Award	236.85
Grant Date Fair Value of the Award	$ 599,765